Derivative Instruments and Hedging Activities - Schedule of Fair Value of Derivatives by Category (Detail) (Not Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 89,825	$ 95,518	$ 152,110
Other current liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	13,340	14,828	6,404
Other Noncurrent Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	76,485	80,690	141,411
Other Noncurrent Liabilities [Member] | Put Option Embedded Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value			$ 4,295